Income Taxes - Reconciliation of Gross Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross Unrecognized Tax Benefits, Beginning Balance	$ 31,300	$ 32,800	$ 28,100
Increases in prior years' unrecognized tax benefits	1,100	4,300	600
Decreases in prior years' unrecognized tax benefits	(1,800)	(4,200)	(1,600)
Increases in current year unrecognized tax benefits	4,100	4,300	11,200
Decreases in unrecognized tax benefits from the lapse of statutes of limitations	(5,300)	(4,700)	(4,500)
Settlements	(600)	(1,200)	(1,000)
Gross Unrecognized Tax Benefits, Ending Balance	$ 28,800	$ 31,300	$ 32,800